                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act File Number: 811- 02258
                                                     ----------

                             Boston Income Portfolio
                             -----------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                  September 30
                                  ------------
                             Date of Fiscal Year End

                                 March 31, 2004
                                 --------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

BOSTON INCOME PORTFOLIO as of March 31, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

SENIOR, FLOATING RATE INTERESTS -- 1.2%(1)(2)

                                                               PRINCIPAL
SECURITY                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------------------------
CHEMICALS -- 0.5%

Huntsman Co., LLC, Term Loan A, Maturing 3/31/07               $      4,760,694   $      4,611,923
Huntsman Co., LLC, Term Loan B, Maturing 3/31/07                      3,604,364          3,488,725
--------------------------------------------------------------------------------------------------
                                                                                  $      8,100,648
--------------------------------------------------------------------------------------------------

FOODS -- 0.2%

New World Pasta, Term Loan B, Maturing 1/28/06                 $      4,675,457   $      4,371,552
--------------------------------------------------------------------------------------------------
                                                                                  $      4,371,552
--------------------------------------------------------------------------------------------------

UTILITIES -- 0.1%

Mirant Corp., Revolving Term Loan,
Maturing 7/16/06(3)                                            $      2,400,000   $      1,365,600
--------------------------------------------------------------------------------------------------
                                                                                  $      1,365,600
--------------------------------------------------------------------------------------------------

WIRELESS COMMUNICATION SERVICES -- 0.4%

IPCS Wireless, Revolving Term Loan,
Maturing 6/30/08(3)(4)                                         $      4,450,809   $      4,068,929
IPCS Wireless, Term Loan B,
Maturing 6/30/08(3)(4)                                                2,392,310          2,187,050
--------------------------------------------------------------------------------------------------
                                                                                  $      6,255,979
--------------------------------------------------------------------------------------------------

TOTAL SENIOR, FLOATING RATE INTERESTS
   (IDENTIFIED COST $19,742,343)                                                  $     20,093,779
--------------------------------------------------------------------------------------------------

CORPORATE BONDS & NOTES -- 89.9%

                                                               PRINCIPAL
                                                               AMOUNT
SECURITY                                                       (000'S OMITTED)    VALUE
--------------------------------------------------------------------------------------------------
AEROSPACE AND DEFENSE -- 1.0%

Armor Holdings, Inc., Sr. Sub. Notes, 8.25%, 8/15/13           $          2,410   $      2,681,125
BE Aerospace, Sr. Notes, 8.50%, 10/1/10                                   1,340          1,440,500
Dunlop Stand Aero Holdings, Sr. Notes,
11.875%, 5/15/09                                                          9,450         10,111,500
Dunlop Stand Aero Holdings, Sr. Notes,
11.875%, 5/15/09(5)                                                       2,550          2,728,500
--------------------------------------------------------------------------------------------------
                                                                                  $     16,961,625
--------------------------------------------------------------------------------------------------

AIRLINES -- 2.4%

American Airlines, 7.80%, 10/1/06                              $          8,060   $      7,586,272
American Airlines, 7.858%, 10/1/11                                        1,535          1,574,725
American Airlines, 8.608%, 4/1/11                                           695            667,361
AMR Corp., Debs., 9.00%, 8/1/12                                           9,845          8,442,087
Continental Airlines, 7.033%, 6/15/11                                     5,059          4,499,225
Continental Airlines, 7.08%, 11/1/04                                         87             85,573
Continental Airlines, 7.434%, 9/15/04                                     2,510          2,480,233
Continental Airlines, 8.00%, 12/15/05                                       715            668,525
Delta Air Lines, 7.70%, 12/15/05                                          2,550          2,180,250
Delta Air Lines, 8.30%, 12/15/29                                          1,125            652,500
Delta Air Lines, Series 00-1, 7.779%, 11/18/05                            5,185          4,515,822
Delta Air Lines, Series 02-1, 7.779%, 1/2/12                                847            687,847
Northwest Airlines, Inc., 8.875%, 6/1/06                                  2,415          2,101,050
Northwest Airlines, Inc., Sr. Notes, 9.875%, 3/15/07                      3,960          3,405,600
--------------------------------------------------------------------------------------------------
                                                                                  $     39,547,070
--------------------------------------------------------------------------------------------------

APPAREL -- 1.3%

GFSI, Inc., Sr. Sub. Notes, Series B, 9.625%, 3/1/07           $          1,500   $      1,462,500
J Crew Operating Corp., Sr. Sub. Notes, 10.375%,
10/15/07                                                                  5,355          5,435,325
Perry Ellis International, Inc., Sr. Sub. Notes, Series B,
8.875%, 9/15/13                                                           2,345          2,450,525
Phillips Van-Heusen, Sr. Notes, 7.25%, 2/15/11(5)                         1,740          1,809,600
Phillips Van-Heusen, Sr. Notes, 8.125%, 5/1/13                            4,000          4,330,000
William Carter, Series B, 10.875%, 8/15/11                                4,838          5,648,365
--------------------------------------------------------------------------------------------------
                                                                                  $     21,136,315
--------------------------------------------------------------------------------------------------

AUTO AND PARTS -- 2.5%

CSK Auto, Inc., Sr. Notes, 7.00%, 1/15/14(5)                   $            670   $        676,700
Dana Corp., 10.125%, 3/15/10                                              8,195          9,506,200
Dura Operating Corp., Series D, 9.00%, 5/1/09                             1,000          1,017,500
Keystone Automotive Operations, Inc., Sr. Sub.
Notes, 9.75%, 11/1/13(5)                                                  1,355          1,490,500
Metaldyne Corp., 11.00%, 6/15/12                                          5,378          4,840,200
Metaldyne Corp., Sr. Notes, 10.00%, 11/1/13(5)                            2,152          2,141,240
Rexnord Corp., 10.125%, 12/15/12                                          1,485          1,633,500
Tenneco Automotive, Inc., Series B, 11.625%, 10/15/09                     9,415         10,238,812
Tenneco Automotive, Inc., Sr. Notes,
10.25%, 7/15/13(5)                                                        4,610          5,324,550
TRW Automotive, Inc., Sr. Sub. Notes, 11.00%, 2/15/13                     2,125          2,550,000
United Components, Inc., Sr. Sub. Notes,
9.375%, 6/15/13                                                           1,895          2,056,075
--------------------------------------------------------------------------------------------------
                                                                                  $     41,475,277
--------------------------------------------------------------------------------------------------

                        See notes to financial statements

                                                               PRINCIPAL
                                                               AMOUNT
SECURITY                                                       (000'S OMITTED)    VALUE
--------------------------------------------------------------------------------------------------
BROADCASTING AND CABLE -- 8.9%

Adelphia Communications, Sr. Notes,
8.75%, 10/1/07(3)                                              $          1,375   $      1,417,969
Adelphia Communications, Sr. Notes,
8.875%, 1/15/07(3)                                                        6,472          6,771,330
Adelphia Communications, Sr. Notes,
9.50%, 3/1/05(3)                                                          6,255          6,567,750
Adelphia Communications, Sr. Notes,
10.25%, 11/1/06(3)                                                        9,155          8,788,800
Adelphia Communications, Sr. Notes, Series B,
9.25%, 10/1/02(3)                                                         8,160          7,711,200
Atlantic Broadband Fincancial, Sr. Sub. Notes,
9.375%, 1/15/14(5)                                                          940            928,250
Avalon Cable Holdings, LLC, Sr. Disc. Notes,
11.875%, (0% until 2003), 12/1/08                                         4,289          4,545,894
Cablevision Systems Corp., Sr. Notes,
5.65%, 4/1/09(5)                                                          1,920          1,927,200
Cablevision Systems Corp., Sr. Notes,
8.00%, 4/15/12(5)                                                         5,295          5,308,237
Charter Communication Holdings, Sr. Disc. Notes,
12.125%, (0% until 2007), 1/15/12                                           415            255,225
Charter Communication Holdings, Sr. Disc. Notes,
13.50%, (0% until 2007), 1/15/11                                         10,405          7,491,600
Charter Communication Holdings, Sr. Notes,
10.00%, 4/1/09                                                            4,635          3,986,100
Charter Communication Holdings, Sr. Notes,
10.00%, 5/15/11                                                           5,510          4,600,850
Charter Communication Holdings, Sr. Notes,
10.75%, 10/1/09                                                           1,325          1,166,000
CSC Holdings, Inc., Sr. Notes, 6.75%, 4/15/12(5)                          3,530          3,591,775
CSC Holdings, Inc., Sr. Notes, 7.875%, 12/15/07                              15             16,200
CSC Holdings, Inc., Sr. Sub. Debs., 9.875%, 4/1/23                        1,000          1,047,500
CSC Holdings, Inc., Sr. Sub. Notes, 9.875%, 2/15/13                       2,925          3,056,625
CSC Holdings, Inc., Sr. Sub. Notes, 10.50%, 5/15/16                       6,085          7,058,600
Dex Media East LLC/FIN, 9.875%, 11/15/09                                  1,175          1,327,750
Dex Media West LLC, Sr. Sub. Notes,
9.875%, 8/15/13(5)                                                       10,010         11,161,150
DirecTV Holdings, Sr. Notes, 8.375%, 3/15/13                              1,415          1,620,175
Echostar DBS Corp., Sr. Notes, 9.125%, 1/15/09                              231            262,185
Insight Communications, Sr. Disc. Notes,
12.25%, (0% until 2006) 2/15/11                                          10,770          9,154,500
LBI Media, Inc., Sr. Disc. Notes, 0.00%, 10/15/13                         3,320          2,344,750
Mediacom LLC/Capital Corp., Sr. Notes,
9.50%, 1/15/13                                                               16             15,920
Muzak Holdings LLC, 9.875%, 3/15/09                                       2,185          2,116,719
Muzak Holdings LLC, Sr. Disc. Notes, 13.00%,
(0% until 2004), 3/15/10                                                  2,812          2,713,580
Muzak LLC/Muzak Finance, Sr. Notes,
10.00%, 2/15/09                                                $          4,135   $      4,305,569
Nexstar Finance Holdings LLC, Inc., 12.00%, 4/1/08                          605            683,650
Nexstar Finance Holdings LLC, Inc., Sr. Disc. Notes,
11.375%, (0% until 2008), 4/1/13                                          6,950          5,143,000
Nextmedia Operating, Inc., 10.75%, 7/1/11                                 1,475          1,659,375
Paxson Communications Corp., 10.75%, 7/15/08                              3,340          3,515,350
Paxson Communications Corp., 12.25%,
(0% until 2006), 1/15/09                                                  2,275          1,945,125
Pegasus Communications Corp., Sr. Notes,
9.625%, 10/15/05                                                            280            250,950
Pegasus Communications Corp., Sr. Notes,
9.75%, 12/1/06                                                              640            567,200
Pegasus Communications Corp., Sr. Notes,
11.25%, 1/15/10(5)                                                        7,175          5,856,594
Pegasus Communications Corp., Sr. Notes, 12.50%,
8/1/07                                                                    1,035            915,975
Pegasus Satellite, 12.375%, 8/1/06                                        3,745          3,323,687
Telewest Communication PLC, Sr. Debs., 11.00%,
10/1/07(3)                                                                7,595          4,860,800
Telewest Communication PLC, Sr. Disc. Notes, 9.25%,
(0% until 2004), 4/15/09                                                  6,860          3,567,200
Young Broadcasting, Inc., Sr. Sub. Notes, 8.75%,
1/15/14(5)                                                                2,625          2,716,875
--------------------------------------------------------------------------------------------------
                                                                                  $    146,265,184
--------------------------------------------------------------------------------------------------

BUILDING AND CONSTRUCTION - MISCELLANEOUS -- 0.9%

Dayton Superior Corp., Sr. Notes,
10.75%, 9/15/08(5)                                             $          5,570   $      5,764,950
Interline Brands, Inc., Sr. Sub. Notes,
11.50%, 5/15/11                                                           5,080          5,511,800
Ply Gem Industries, Inc., Sr. Sub. Notes,
9.00%, 2/15/12(5)                                                         3,935          3,974,350
--------------------------------------------------------------------------------------------------
                                                                                  $     15,251,100
--------------------------------------------------------------------------------------------------

BUILDING MATERIALS -- 0.7%

Koppers, Inc., Sr. Notes, 9.875%, 10/15/13(5)                  $             75   $         82,875
Norcraft Companies LP/Norcroft Finance Corp.,
Sr. Sub. Notes, 9.00%, 11/1/11(5)                                         1,010          1,080,700
Nortek Holdings, Inc., Sr. Notes, (0% until 2007),
10.00%, 5/15/11(5)                                                        5,740          4,391,100
Owens Corning, 7.50%, 8/1/18(3)                                           3,380          1,499,875
Owens Corning, 7.70%, 5/1/08(3)                                           3,155          1,400,031
US Concrete, Inc., Sr. Sub. Notes, 8.375%, 4/1/14(5)                      2,525          2,588,125
--------------------------------------------------------------------------------------------------
                                                                                  $     11,042,706
--------------------------------------------------------------------------------------------------

                        See notes to financial statements

                                                               PRINCIPAL
                                                               AMOUNT
SECURITY                                                       (000'S OMITTED)    VALUE
--------------------------------------------------------------------------------------------------
BUSINESS SERVICES -- 0.4%

Norcross Safety Products LLC/Norcross Capital Corp.,
Sr. Sub. Notes, Series B, 9.875%, 8/15/11                      $          5,920   $      6,467,600
--------------------------------------------------------------------------------------------------
                                                                                  $      6,467,600
--------------------------------------------------------------------------------------------------

BUSINESS SERVICES - MISCELLANEOUS -- 1.8%

Advanstar Communciations, Sr. Sub. Notes, Series B,
12.00%, 2/15/11                                                $          2,000   $      2,132,500
Advanstar Communications, 10.75%, 8/15/10                                 8,085          8,923,819
Affinity Group, Inc., Sr. Sub. Notes, 9.00%, 2/15/12(5)                   4,955          5,301,850
Interface, Inc., Sr. Sub. Notes, 9.50%, 2/1/14(5)                           965            960,175
Mobile Mini, Inc., 9.50%, 7/1/13                                          1,835          2,009,325
R.H. Donnelley Finance Corp., 10.875%, 12/15/12                           1,430          1,712,425
R.H. Donnelley Finance Corp., Sr. Notes,
8.875%, 12/15/10(5)                                                           5              5,650
R.H. Donnelley Finance Corp., Sr. Sub. Notes,
10.875%, 12/15/12(5)                                                      4,290          5,137,275
Synagro Technologies, Inc., Sr. Sub. Notes,
9.50%, 4/1/09                                                             1,060          1,152,750
Williams Scotsman, Inc., Sr. Notes, 10.00%, 8/15/08                       1,670          1,820,300
--------------------------------------------------------------------------------------------------
                                                                                  $     29,156,069
--------------------------------------------------------------------------------------------------

CHEMICALS -- 5.8%

Acetex Corp., Sr. Notes, 10.875%, 8/1/09                       $          1,560   $      1,716,000
Avecia Group PLC, 11.00%, 7/1/09                                          5,796          4,955,580
Equistar Chemical, Sr. Notes, 10.625%, 5/1/11                            12,550         13,585,375
Hercules, Inc., 11.125%, 11/15/07                                         3,390          4,084,950
Hercules, Inc., Sr. Sub. Notes, 6.75%, 10/15/29(5)                        6,490          6,522,450
Huntsman Adventure Materials, Sr. Notes,
11.00%, 7/15/10(5)                                                          850            964,750
Huntsman International LLC, Sr. Notes,
9.875%, 3/1/09                                                            2,010          2,221,050
Huntsman LLC, 11.625%, 10/15/10                                           2,260          2,384,300
IMC Global, Inc., Sr. Notes, 10.875%, 8/1/13                              7,065          8,884,237
Kraton Polymers LLC/Capital Corp., Sr. Sub Notes,
8.125%, 1/15/14(5)                                                        2,265          2,423,550
Lyondell Chemical Co., 9.50%, 12/15/08                                      925            950,437
Lyondell Chemical Co., 9.50%, 12/15/08                                    2,780          2,856,450
Lyondell Chemical Co., Series B, 9.875%, 5/1/07                           9,735         10,148,737
Methanex Corp., Sr. Notes, 8.75%, 8/15/12                                 2,330          2,679,500
Nalco Co., Sr. Notes, 7.75%, 11/15/11(5)                                  4,275          4,488,750
Nalco Co., Sr. Sub. Notes, 8.875%, 11/15/13(5)                            4,620          4,839,450
Nalco Finance Holdings, Inc., Sr. Notes,
(0% until 2009), 0.00%, 2/1/14(5)                                         5,575          3,345,000
Noveon, Inc., 11.00%, 2/28/11                                             1,140          1,311,000
OM Group, Inc., 9.25%, 12/15/11                                $         12,810   $     13,258,350
Rockwood Specialties Group, Sr. Sub. Notes,
10.625%, 5/15/11                                                          2,170          2,408,700
Texas Petrochemical Corp., Sr. Sub. Notes,
11.125%, 7/1/06(3)                                                        2,330            920,350
--------------------------------------------------------------------------------------------------
                                                                                  $     94,948,966
--------------------------------------------------------------------------------------------------

COMPUTER SERVICES -- 0.2%

DigitalNet, Inc., Sr. Notes, 9.00%, 7/15/10                    $          2,710   $      2,936,962
--------------------------------------------------------------------------------------------------
                                                                                  $      2,936,962
--------------------------------------------------------------------------------------------------

CONSUMER PRODUCTS -- 1.2%

American Achievement Corp., Sr. Sub. Notes,
8.25%, 4/1/12(5)                                               $          1,080   $      1,115,100
Amscan Holdings, Inc., Sr. Sub. Notes,
9.875%, 12/15/07                                                          3,600          3,739,500
Bombardier Recreational Products, Inc., Sr. Sub. Notes,
8.375%, 12/15/13(5)                                                       2,265          2,338,612
Fedders North America, Sr. Notes, 9.875%, 3/1/14(5)                       3,540          3,455,925
FTD, Inc., Sr. Sub. Notes, 7.75%, 2/15/14(5)                              1,050          1,055,250
Hockey Co., 11.25%, 4/15/09                                               2,030          2,278,675
Jostens Holding Corp., Sr. Disc. Notes,
0.00%, 12/1/13                                                            1,730          1,141,800
Rayovac Corp., Sr. Sub. Notes, 8.50%, 10/1/13                             2,340          2,533,050
Sealy Mattress Co., Sr. Sub. Notes,
8.25%, 6/15/14(5)                                                         2,120          2,130,600
--------------------------------------------------------------------------------------------------
                                                                                  $     19,788,512
--------------------------------------------------------------------------------------------------

CONTAINERS AND PACKAGING -- 2.4%

Consolidated Container Co., Sr. Sub Notes,
10.125%, 7/15/09                                               $          2,025   $      1,640,250
Crown Euro Holdings SA, 9.50%, 3/1/11                                     1,545          1,741,987
Crown Euro Holdings SA, 10.875%, 3/1/13                                  13,895         16,257,150
Graham Packaging Co., 8.75%, 1/15/08                                        820            844,600
Graham Packaging Co., Sr. Disc. Notes, Series B,
10.75%, 1/15/09                                                           1,400          1,452,500
Jefferson Smurfit, 8.25%, 10/1/12                                         3,120          3,416,400
Pliant Corp., 11.125%, 9/1/09                                             4,500          4,725,000
Pliant Corp., Sr. Disc. Notes, 0.00%, 6/15/09(5)                          3,980          3,203,900
Solo Cup Co., Sr. Sub. Notes, 8.50%, 2/15/14(5)                           4,065          4,232,681
US Can Corp., Sr. Notes, 10.875%, 7/15/10                                 2,155          2,284,300
--------------------------------------------------------------------------------------------------
                                                                                  $     39,798,768
--------------------------------------------------------------------------------------------------

                        See notes to financial statements

                                                               PRINCIPAL
                                                               AMOUNT
SECURITY                                                       (000'S OMITTED)    VALUE
--------------------------------------------------------------------------------------------------
DRUGS -- 0.2%

Valeant Pharmaceuticals International, Sr. Notes,
7.00%, 12/15/11(5)                                             $          2,435   $      2,526,312
--------------------------------------------------------------------------------------------------
                                                                                  $      2,526,312
--------------------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT -- 0.4%

Danka Business Systems, Sr. Notes, 11.00%, 6/15/10             $          3,675   $      3,766,875
Hexcel Corp., 9.875%, 10/1/08                                             1,130          1,262,775
Hexcel Corp., Sr. Sub. Notes, 9.75%, 1/15/09                                930            971,850
--------------------------------------------------------------------------------------------------
                                                                                  $      6,001,500
--------------------------------------------------------------------------------------------------

ELECTRONICS - INSTRUMENTS -- 0.1%

Wesco Distribution, Inc., 9.125%, 6/1/08                       $          1,000   $      1,030,000
--------------------------------------------------------------------------------------------------
                                                                                  $      1,030,000
--------------------------------------------------------------------------------------------------

ENERGY SERVICES -- 0.8%

Hornbeck Leevac Marine Service, Sr. Notes,
10.625%, 8/1/08                                                $          1,347   $      1,488,435
Port Arthur Finance Corp., 12.50%, 1/15/09                               10,095         11,962,907
--------------------------------------------------------------------------------------------------
                                                                                  $     13,451,342
--------------------------------------------------------------------------------------------------

ENTERTAINMENT -- 3.6%

AMF Bowling Worldwide, Sr. Sub. Notes,
10.00%, 3/1/10(5)                                              $          2,795   $      2,906,800
Carmike Cinemas, Sr. Sub. Notes, 7.50%, 2/15/14(5)                        5,400          5,521,500
Hollywood Entertainment, 9.625%, 3/15/11                                  4,075          4,747,375
Intrawest Corp., Sr. Notes, 7.50%, 10/15/13                               5,010          5,197,875
Royal Caribbean Cruises, Debs., 7.50%, 10/15/27                           6,970          7,109,400
Royal Caribbean Cruises, Sr. Debs., 7.25%, 3/15/18                        1,660          1,743,000
Royal Caribbean Cruises, Sr. Notes, 8.00%, 5/15/10                        4,435          5,033,725
Royal Caribbean Cruises, Sr. Notes, 8.75%, 2/2/11                         8,660         10,175,500
Six Flags, Inc., Sr. Notes, 8.875%, 2/1/10                                4,382          4,546,325
Six Flags, Inc., Sr. Notes, 9.50%, 2/1/09                                   335            355,100
Six Flags, Inc., Sr. Notes, 9.625%, 6/1/14(5)                             6,835          7,296,362
Six Flags, Inc., Sr. Notes, 9.75%, 4/15/13                                2,775          2,962,312
True Temper Sports, Inc., Sr. Sub. Notes,
8.375%, 9/15/11(5)                                                        1,055          1,081,375
--------------------------------------------------------------------------------------------------
                                                                                  $     58,676,649
--------------------------------------------------------------------------------------------------

FINANCIAL SERVICES -- 0.1%

Poster Financial Group, Inc., 8.75%, 12/1/11(5)                $          2,075   $      2,189,125
--------------------------------------------------------------------------------------------------
                                                                                  $      2,189,125
--------------------------------------------------------------------------------------------------

FOOD AND BEVERAGES -- 0.2%

Tabletop Holdings, Inc., Sr. Sub. Notes, (0% until 2008),
0.00%, 5/15/14(5)                                              $          7,130   $      3,885,850
--------------------------------------------------------------------------------------------------
                                                                                  $      3,885,850
--------------------------------------------------------------------------------------------------

FOOD, BEVERAGES AND TOBACCO -- 0.2%

WH Holdings Ltd. and WH Capital Corp., Sr. Notes,
9.50%, 4/1/11(5)                                               $          2,460   $      2,583,000
--------------------------------------------------------------------------------------------------
                                                                                  $      2,583,000
--------------------------------------------------------------------------------------------------

FOODS -- 2.8%

American Seafood Group LLC, 10.125%, 4/15/10                   $          6,115   $      7,338,000
B&G Foods, Inc., 9.625%, 8/1/07                                             115            118,737
Burns Philip Capital, Sr. Notes, 9.50%, 11/15/10(5)                       2,830          3,042,250
Dole Foods Co., Sr. Notes, 8.875%, 3/15/11                                2,625          2,874,375
Luigino's, Inc., Sr. Sub. Notes, 10.00%, 2/1/06                           1,675          1,721,062
Merisant Co., Sr. Notes, 9.50%, 7/15/13(5)                                4,040          3,999,600
Michael Foods, Sr. Sub. Notes, 8.00%, 11/15/13(5)                         4,110          4,377,150
Pinnacle Foods Holdings Corp., Sr. Sub. Notes,
8.25%, 12/1/13(5)                                                         1,730          1,846,775
Pinnacle Foods Holdings Corp., Sr. Sub. Notes,
8.25%, 12/1/13(5)                                                         5,050          5,390,875
Premier International Foods, Sr. Notes,
12.00%, 9/1/09                                                            4,273          4,636,205
Reddy Ice Group, Inc., Sr. Sub. Notes,
8.875%, 8/1/11                                                            2,295          2,472,862
UAP Holding Corp., Sr. Disc. Notes, (0% until 2008),
0.00%, 7/15/12(5)                                                         8,265          5,578,875
United Agricultural Products, Sr. Notes,
8.25%, 12/15/11(5)                                                        2,265          2,386,744
--------------------------------------------------------------------------------------------------
                                                                                  $     45,783,510
--------------------------------------------------------------------------------------------------

GAMING -- 2.6%

Chukchansi EDA, Sr. Notes, 14.50%, 6/15/09(5)                  $          6,630   $      7,806,825
Global Cash Access LLC/Global Cash Finance Corp.,
Sr. Sub. Notes, 8.75%, 3/15/12(5)                                         1,055          1,102,475
Isle of Capri Casinos, Sr. Sub. Notes, 7.00%, 3/1/14(5)                   1,535          1,550,350
OED Corp./Diamond Jo LLC, 8.75%, 4/15/12(5)                               5,765          5,721,762
Penn National Gaming, Inc., 11.125%, 3/1/08                               4,010          4,521,275
Trump Holdings and Funding, Sr. Notes,
11.625%, 3/15/10                                                          6,940          6,974,700
Universal City Development, Sr. Notes, 11.75%, 4/1/10                    13,335         15,585,281
--------------------------------------------------------------------------------------------------
                                                                                  $     43,262,668
--------------------------------------------------------------------------------------------------

                        See notes to financial statements

                                                               PRINCIPAL
                                                               AMOUNT
SECURITY                                                       (000'S OMITTED)    VALUE
--------------------------------------------------------------------------------------------------
HEALTH AND PERSONAL CARE -- 0.0%

Elizabeth Arden, Inc., Sr. Sub. Notes,
7.75%, 1/15/14(5)                                              $            700   $        736,750
--------------------------------------------------------------------------------------------------
                                                                                  $        736,750
--------------------------------------------------------------------------------------------------

HEALTH SERVICES -- 3.1%

Ardent Health Services, Sr. Sub. Notes,
10.00%, 8/15/13                                                $          5,075   $      5,658,625
Concentra Operating Corp., Sr. Notes, 9.50%, 8/15/10                      1,595          1,778,425
Healthsouth Corp., 7.625%, 6/1/12                                         2,335          2,305,812
Healthsouth Corp., Sr. Notes, 8.375%, 10/1/11                             7,005          6,987,487
Magellan Health Services, Inc., Sr. Notes, Series A,
9.375%, 11/15/08                                                          2,423          2,592,896
National Nephrology Association, Sr. Sub. Notes,
9.00%, 11/1/11(5)                                                         2,675          3,116,375
Pacificare Health System, 10.75%, 6/1/09                                  3,354          3,957,720
Quintiles Transnational, Sr. Sub. Notes,
10.00%, 10/1/13(5)                                                       10,060         10,512,700
Rotech Healthcare, Inc., 9.50%, 4/1/12                                    3,385          3,655,800
Vanguard Health Systems, 9.75%, 8/1/11                                    9,280         10,045,600
--------------------------------------------------------------------------------------------------
                                                                                  $     50,611,440
--------------------------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 0.7%

New Asat (Finance) Ltd., Sr. Notes,
9.25%, 2/1/11(5)                                               $          3,715   $      4,002,912
Stratus Technologies, Inc., Sr. Notes,
10.375%, 12/1/08(5)                                                       7,095          7,165,950
--------------------------------------------------------------------------------------------------
                                                                                  $     11,168,862
--------------------------------------------------------------------------------------------------

LODGING -- 0.2%

Felcor Lodging, 10.00%, 9/15/08                                $            400   $        428,000
Host Marriott L.P., 9.25%, 10/1/07                                        1,200          1,350,000
Host Marriott L.P., Series I, 9.50%, 1/15/07                              1,885          2,120,625
--------------------------------------------------------------------------------------------------
                                                                                  $      3,898,625
--------------------------------------------------------------------------------------------------

LODGING AND GAMING -- 3.6%

Ameristar Casinos, Inc., 10.75%, 2/15/09                       $          2,110   $      2,450,237
Boyd Gaming Corp., Sr. Sub. Notes, 8.75%, 4/15/12                         2,400          2,658,000
Hollywood Casino Shreveport, First Mortgage Bonds,
13.00%, 8/1/06(3)                                                           870            622,050
Inn of the Mountain Gods, Sr. Notes,
12.00%, 11/15/10(5)                                                       8,100          8,808,750
Majestic Star Casino LLC, 9.50%, 10/15/10                                 5,850          6,201,000
Mandalay Resort Group, Sr. Sub. Notes,
10.25%, 8/1/07                                                              860          1,016,950
MGM Grand, Inc., 9.75%, 6/1/07                                 $          1,150   $      1,334,000
MTR Gaming Group, Series B, 9.75%, 4/1/10                                 2,570          2,737,050
Park Place Entertainment, Sr. Sub. Notes,
8.875%, 9/15/08                                                             140            160,300
Premier Entertainment Biloxi LLC/Premier Finance
Biloxi Corp., 10.75%, 2/1/12(5)                                             705            764,925
Sun International Hotels, Sr. Sub. Notes,
8.875%, 8/15/11                                                           6,360          7,091,400
Venetian Casino/Las Vegas Sands, 11.00%, 6/15/10                         10,205         11,786,775
Waterford Gaming LLC, Sr. Notes, 8.625%, 9/15/12(5)                      12,691         13,642,825
--------------------------------------------------------------------------------------------------
                                                                                  $     59,274,262
--------------------------------------------------------------------------------------------------

MACHINERY -- 1.6%

Case New Holland, Inc., Sr. Notes, 9.25%, 8/1/11(5)            $          4,450   $      5,050,750
Flowserve Corp., 12.25%, 8/15/10                                          2,422          2,803,465
Manitowoc Co., Inc. (The), 10.50%, 8/1/12                                 1,180          1,357,000
Terex Corp., 9.25%, 7/15/11                                               1,975          2,221,875
Terex Corp., 10.375%, 4/1/11                                              6,920          7,923,400
Thermadyne Holdings Corp., Sr. Sub. Notes,
9.25%, 2/1/14(5)                                                          6,870          7,041,750
--------------------------------------------------------------------------------------------------
                                                                                  $     26,398,240
--------------------------------------------------------------------------------------------------

MANUFACTURING -- 2.3%

Amsted Industries, Inc., Sr. Notes,
10.25%, 10/15/11(5)                                            $          9,085   $     10,311,475
Avondale Mills, Inc., Sr. Sub. Notes, 10.25%, 7/1/13                      2,835          1,842,750
Dresser, Inc., 9.375%, 4/15/11                                            4,170          4,566,150
General Cable Corp., Sr. Notes, 9.50%, 11/15/10(5)                        2,075          2,292,875
Motors and Gears, Inc., Sr. Notes, 10.75%, 11/15/06                       1,275          1,102,875
Oxford Industries, Inc., Sr. Notes, 8.875%, 6/1/11(5)                     5,805          6,269,400
Roller Bearing Holdings Co., Sr. Disc. Notes,
13.00%, 6/15/09(5)                                                        3,467          3,414,995
Tekni-Plex, Inc., Series B, 12.75%, 6/15/10                                 310            326,275
Tekni-Plex, Inc., Sr. Notes, 8.75%, 11/15/13(5)                           2,410          2,410,000
Trinity Industries, Inc., Sr. Notes, 6.50%, 3/15/14(5)                    4,295          4,316,475
Venture Holding Trust, Sr. Notes, 9.50%, 7/1/05(3)                        3,683            165,735
--------------------------------------------------------------------------------------------------
                                                                                  $     37,019,005
--------------------------------------------------------------------------------------------------

MEDICAL PRODUCTS -- 0.7%

Inverness Medical Innovations, Sr. Sub. Notes,
8.75%, 2/15/12(5)                                              $          3,780   $      3,855,600
Medquest, Inc., 11.875%, 8/15/12                                          6,770          7,751,650
--------------------------------------------------------------------------------------------------
                                                                                  $     11,607,250
--------------------------------------------------------------------------------------------------

                        See notes to financial statements

                                                               PRINCIPAL
                                                               AMOUNT
SECURITY                                                       (000'S OMITTED)    VALUE
--------------------------------------------------------------------------------------------------
METALS - STEEL -- 0.2%

Ispat Inland ULC, Sr. Notes, 9.75%, 4/1/14(5)                  $          3,595   $      3,756,775
--------------------------------------------------------------------------------------------------
                                                                                  $      3,756,775
--------------------------------------------------------------------------------------------------

NETWORKING PRODUCTS -- 0.8%

Lucent Technologies, Inc., Debs., 6.45%, 3/15/29               $         10,800   $      9,180,000
Lucent Technologies, Inc., Debs., 6.50%, 1/15/28                          4,565          3,868,837
--------------------------------------------------------------------------------------------------
                                                                                  $     13,048,837
--------------------------------------------------------------------------------------------------

OIL AND GAS - EQUIPMENT AND SERVICES -- 5.9%

ANR Pipeline Co., 8.875%, 3/15/10                              $          1,575   $      1,756,125
DI Industries, Inc., (Grey Wolf, Inc.), Sr. Notes,
8.875%, 7/1/07                                                              274            282,563
Dynegy Holdings, Inc., Sr. Notes, 6.875%, 4/1/11                         12,920         11,305,000
Dynegy Holdings, Inc., Sr. Notes, 8.75%, 2/15/12                          3,420          3,249,000
Dynegy Holdings, Inc., Sr. Notes, 10.125%, 7/15/13(5)                    13,695         15,098,738
Gulfterra Energy Partner, 10.625%, 12/1/12                                  875          1,102,500
Gulfterra Energy Partner, Series B, 8.50%, 6/1/10                         2,425          2,813,000
Hanover Compress Co., Sr. Notes, 8.625%, 12/15/10                         2,030          2,192,400
Hanover Compressor Co., Sub. Notes, 0.00%, 3/31/07                        6,635          5,142,125
NGC Corp., Sr. Debs., 7.625%, 10/15/26                                      850            692,750
Northwest Pipeline Corp., 8.125%, 3/1/10                                  2,490          2,763,900
Parker Drilling Co., Sr. Notes, 9.625%, 10/1/13                           1,175          1,295,438
Petro Stopping Centers LP / Petro Financial Corp.,
Sr. Notes, 9.00%, 2/15/12(5)                                              2,690          2,784,150
Premcor Refining Group, Sr. Notes, 9.50%, 2/1/13                          4,775          5,586,750
Premcor Refining Group, Sr. Sub. Notes, 7.75%, 2/1/12                     1,710          1,881,000
Ram Energy, Inc., Sr. Notes, 11.50%, 2/15/08                              3,459          2,957,445
SESI, LLC, 8.875%, 5/15/11                                                8,912          9,758,640
Southern Natural Gas, 8.00%, 3/1/32                                       3,345          3,453,713
Southern Natural Gas, 8.875%, 3/15/10                                     1,180          1,315,700
Transmontaigne, Inc., Sr. Sub. Notes, 9.125%, 6/1/10(5)                   8,000          8,600,000
Williams Cos., Inc., Sr. Notes, 8.625%, 6/1/10                           10,710         11,834,550
--------------------------------------------------------------------------------------------------
                                                                                  $     95,865,487
--------------------------------------------------------------------------------------------------

OIL AND GAS - EXPLORATION AND PRODUCTION -- 0.8%

Continental Resources, 10.25%, 8/1/08                          $          6,005   $      6,185,150
Encore Acquisition Co., Sr. Sub. Notes, 6.25%,
4/15/14(5)                                                                1,410          1,429,388
Grey Wolf, Inc., Series C, 8.875%, 7/1/07                                   158            162,938
Petrobras International Finance, Sr. Notes,
9.125%, 7/2/13                                                            2,255          2,401,575
Plains E&P Co., 8.75%, 7/1/12                                             2,580          2,915,400
--------------------------------------------------------------------------------------------------
                                                                                  $     13,094,451
--------------------------------------------------------------------------------------------------

OIL AND GAS - REFINING -- 0.0%

Western Gas Resources, 10.00%, 6/15/09                         $            300   $        318,000
--------------------------------------------------------------------------------------------------
                                                                                  $        318,000
--------------------------------------------------------------------------------------------------

PAPER AND FOREST PRODUCTS -- 2.1%

Ainsworth Lumber, Sr. Notes, 6.75%, 3/15/14(5)                 $          1,050   $      1,060,500
Caraustar Industries, Inc., Sr. Sub. Notes,
9.875%, 4/1/11                                                            1,350          1,356,750
Georgia-Pacific Corp., 9.375%, 2/1/13                                     4,495          5,315,338
Georgia-Pacific Corp., 9.50%, 12/1/11                                     5,520          6,679,200
Longview Fibre Co., Sr. Sub. Notes,
10.00%, 1/15/09                                                           2,535          2,763,150
MDP Acquisitions/JSG Funding PLC, Sr. Notes,
9.625%, 10/1/12                                                           5,465          6,202,775
Newark Group, Inc., Sr. Sub. Notes,
9.75%, 3/15/14(5)                                                         5,020          4,969,800
Norske Skog Canada Ltd., Sr. Notes,
7.375%, 3/1/14(5)                                                         5,105          5,283,675
--------------------------------------------------------------------------------------------------
                                                                                  $     33,631,188
--------------------------------------------------------------------------------------------------

PRINTING AND BUSINESS PRODUCTS -- 0.5%

American Color Graphics, 10.00%, 6/15/10                       $            175   $        154,875
Merrill Corp., Series A, (PIK), 12.00%, 5/1/09                            1,477          1,388,521
Merrill Corp., Series B, (PIK), 12.00%, 5/1/09                            6,443          6,055,995
Xerox Corp., Sr. Notes, 7.125%, 6/15/10                                      65             69,225
--------------------------------------------------------------------------------------------------
                                                                                  $      7,668,616
--------------------------------------------------------------------------------------------------

PRINTING OR PUBLISHING - DIVERSIFICATION -- 0.8%

Hollinger Participation, Sr. Notes, (PIK),
12.125%, 11/15/10(5)                                           $         11,171   $     12,944,037
--------------------------------------------------------------------------------------------------
                                                                                  $     12,944,037
--------------------------------------------------------------------------------------------------

PUBLISHING -- 1.1%

American Media, Inc., Series B, 10.25%, 5/1/09                 $          3,366   $      3,542,715
Canwest Media, Inc., Sr. Sub. Notes, 10.625%,
5/15/11                                                                   5,050          5,757,000
CBD Media/CBD Finance, 8.625%, 6/1/11                                     2,350          2,590,875
Liberty Group Operating, 9.375%, 2/1/08                                   5,275          5,387,094
Reader's Digest Association, Inc., Sr. Notes,
6.50%, 3/1/11(5)                                                          1,400          1,449,000
--------------------------------------------------------------------------------------------------
                                                                                  $     18,726,684
--------------------------------------------------------------------------------------------------

                        See notes to financial statements

                                                               PRINCIPAL
                                                               AMOUNT
SECURITY                                                       (000'S OMITTED)    VALUE
--------------------------------------------------------------------------------------------------
REITS -- 0.7%

CB Richard Ellis Services, Inc., Sr. Notes,
9.75%, 5/15/10                                                 $          2,150   $      2,424,125
CB Richard Ellis Services, Inc., Sr. Sub. Notes,
11.25%, 6/15/11                                                           6,000          6,810,000
Omega Healthcare Investors, Inc., Sr. Notes,
7.00%, 4/1/14(5)                                                          1,765          1,817,950
--------------------------------------------------------------------------------------------------
                                                                                  $     11,052,075
--------------------------------------------------------------------------------------------------

RETAIL -- 0.8%

Couche-Tard US, Sr. Sub. Notes, 7.50%, 12/15/13(5)             $          3,400   $      3,655,000
PCA LLC/PCA Finance Corp., Sr. Notes,
11.875%, 8/1/09                                                           8,302          9,215,220
--------------------------------------------------------------------------------------------------
                                                                                  $     12,870,220
--------------------------------------------------------------------------------------------------

RETAIL - APPAREL -- 0.5%

Mothers Work, Inc., 11.25%, 8/1/10                             $          3,750   $      4,050,000
Payless Shoesource, Inc., Sr. Sub. Notes,
8.25%, 8/1/13                                                             3,620          3,538,550
--------------------------------------------------------------------------------------------------
                                                                                  $      7,588,550
--------------------------------------------------------------------------------------------------

RETAIL - FOOD AND DRUG -- 0.1%

General Nutrition Center, Sr. Sub. Notes,
8.50%, 12/1/10(5)                                              $          1,730   $      1,825,150
--------------------------------------------------------------------------------------------------
                                                                                  $      1,825,150
--------------------------------------------------------------------------------------------------

RETAIL - GENERAL -- 0.6%

Home Interiors & Gifts, 10.125%, 6/1/08                        $          2,570   $      2,614,975
Jafra Cosmetics International, 10.75%, 5/15/11                            2,125          2,422,500
Jo-Ann Stores, Inc., Sr. Sub. Notes, 7.50%, 3/1/12(5)                     1,430          1,462,175
Shopko Stores, Inc., Sr. Notes, 9.25%, 3/15/22                            2,785          2,729,300
--------------------------------------------------------------------------------------------------
                                                                                  $      9,228,950
--------------------------------------------------------------------------------------------------

SEMICONDUCTORS -- 1.7%

AMI Semiconductor, Inc., 10.75%, 2/1/13                        $          2,786   $      3,266,585
Amkor Technologies, Inc., 5.75%, 6/1/06                                   1,195          1,196,494
Amkor Technologies, Inc., Sr. Notes,
9.25%, 2/15/08                                                              325            359,938
Amkor Technologies, Inc., Sr. Sub. Notes,
10.50%, 5/1/09                                                            3,325          3,507,875
Chippac International Ltd., 12.75%, 8/1/09                                5,560          6,088,200
ON Semiconductor Corp., 13.00%, 5/15/08                                   7,936          9,642,240
SCG Holding & Semiconductor Corp., 12.00%, 8/1/09                         3,415          3,705,275
--------------------------------------------------------------------------------------------------
                                                                                  $     27,766,607
--------------------------------------------------------------------------------------------------

TELECOMMUNICATION EQUIPMENT -- 1.6%

Inmarsat Finance PLC, 7.625%, 6/30/12(5)                       $          2,095   $      2,194,513
Marconi Corp. PLC, Series A, 8.00%, 4/30/08(5)                            9,900         10,772,040
Nortel Networks Ltd., 4.25%, 9/1/08                                      12,680         12,949,450
--------------------------------------------------------------------------------------------------
                                                                                  $     25,916,003
--------------------------------------------------------------------------------------------------

TELEPHONE - INTEGRATED -- 0.2%

Cincinnati Bell, Inc., Sr. Sub. Notes, 8.375%, 1/15/14         $          2,570   $      2,531,450
Level 3 Communications, Inc., Sr. Disc. Notes,
(0% until 2005), 0.00%, 3/15/10                                           1,090            844,750
--------------------------------------------------------------------------------------------------
                                                                                  $      3,376,200
--------------------------------------------------------------------------------------------------

TOBACCO -- 0.2%

North Atlantic Trading Co., Sr. Notes,
9.25%, 3/1/12(5)                                               $          3,680   $      3,698,400
--------------------------------------------------------------------------------------------------
                                                                                  $      3,698,400
--------------------------------------------------------------------------------------------------

TRANSPORTATION -- 0.4%

OMI Corp., Sr. Notes, 7.625%, 12/1/13                          $          4,160   $      4,336,800
Petroleum Helicopters, Series B, 9.375%, 5/1/09                             205            226,269
Quality Distribution LLC/QD Capital Corp.,
9.00%, 11/15/10(5)                                                        1,420          1,434,200
--------------------------------------------------------------------------------------------------
                                                                                  $      5,997,269
--------------------------------------------------------------------------------------------------

UTILITIES -- 3.0%

El Paso Corp., Sr. Notes, 7.00%, 5/15/11                       $          1,080   $        931,500
Illinois Power, 7.50%, 6/15/09                                            3,190          3,620,650
National Waterworks, Inc., Series B, 10.50%, 12/1/12                      2,600          2,951,000
NRG Energy, Inc., Sr. Notes, 8.00%, 12/15/13(5)                          22,015         22,840,563
Orion Power Holdings, Inc., Sr. Notes, 12.00%, 5/1/10                    14,185         17,624,863
Reliant Resources, Inc., 9.25%, 7/15/10                                   1,480          1,613,200
--------------------------------------------------------------------------------------------------
                                                                                  $     49,581,776
--------------------------------------------------------------------------------------------------

UTILITY - ELECTRIC POWER GENERATION -- 4.3%

AES Corp., 10.00%, 7/15/05(5)                                  $          1,214   $      1,250,886
AES Corp., Sr. Notes, 8.75%, 6/15/08                                      5,816          6,135,880
AES Corp., Sr. Notes, 8.75%, 5/15/13(5)                                   6,180          6,828,900
AES Corp., Sr. Notes, 8.875%, 2/15/11                                       322            345,345
AES Corp., Sr. Notes, 9.00%, 5/15/15(5)                                   1,890          2,095,538
AES Corp., Sr. Notes, 9.375%, 9/15/10                                     4,521          4,950,495
AES Corp., Sr. Sub. Notes, 8.50%, 11/1/07                                 4,720          4,838,000
AES Eastern Energy, Series 99-A, 9.00%, 1/2/17                            3,058          3,503,372
Calpine Corp., 8.75%, 7/15/13(5)                                          6,655          6,122,600

                        See notes to financial statements

                                                               PRINCIPAL
                                                               AMOUNT
SECURITY                                                       (000'S OMITTED)    VALUE
--------------------------------------------------------------------------------------------------
UTILITY - ELECTRIC POWER GENERATION (CONTINUED)

Calpine Corp., Sr. Notes, 7.625%, 4/15/06                      $          8,680   $      7,681,800
Calpine Corp., Sr. Notes, 7.875%, 4/1/08                                    940            689,725
Calpine Corp., Sr. Notes, 8.25%, 8/15/05                                 16,736         16,066,560
Calpine Corp., Sr. Notes, 8.50%, 7/15/10(5)                               8,625          7,978,125
Calpine Corp., Sr. Notes, 8.75%, 7/15/07                                    710            564,450
Calpine Corp., Sr. Notes, 10.50%, 5/15/06                                 1,855          1,762,250
--------------------------------------------------------------------------------------------------
                                                                                  $     70,813,926
--------------------------------------------------------------------------------------------------

WASTE MANAGEMENT -- 0.3%

Allied Waste Industries, Series B, 9.25%, 9/1/12               $          3,675   $      4,198,688
--------------------------------------------------------------------------------------------------
                                                                                  $      4,198,688
--------------------------------------------------------------------------------------------------

WIRELESS COMMUNICATION SERVICES -- 7.7%

American Tower Corp., Sr. Notes, 9.375%, 2/1/09                $         13,810   $     14,638,600
Centennial Cellular Communications, Sr. Sub. Notes,
10.75%, 12/15/08                                                          1,705          1,768,938
Centennial Cellular Operating Co./Centennial
Communications Corp., Sr. Notes, 10.125%, 6/15/13                        11,980         12,399,300
Crown Castle International Corp., Sr. Disc. Notes,
11.25%, (0% until 2004), 8/1/11                                           4,405          4,630,756
Crown Castle International Corp., Sr. Notes,
10.75%, 8/1/11                                                              880            990,000
Insight Midwest/Insight Capital, Sr. Notes,
10.50%, 11/1/10                                                           1,820          1,965,600
IWO Holdings, Inc., 14.00%, 1/15/11                                       5,600          1,260,000
LCI International, Inc., Sr. Notes, 7.25%, 6/15/07                        9,955          9,158,600
Level 3 Financing, Inc., Sr. Notes,
10.75%, 10/15/11(5)                                                      12,925         12,666,500
Nextel Communications, Inc., 6.00%, 6/1/11                                5,325          5,917,406
Nextel Communications, Inc., Sr. Notes,
7.375%, 8/1/15                                                            2,710          2,947,125
Nextel Partners, Inc., Sr. Notes, 8.125%, 7/1/11                          2,375          2,523,438
Nextel Partners, Inc., Sr. Notes, 11.00%, 3/15/10                         7,240          8,072,600
Nextel Partners, Inc., Sr. Notes, 11.00%, 3/15/10                           800            892,000
Nextel Partners, Inc., Sr. Notes, 12.50%, 11/15/09                        4,102          4,840,360
Ono Finance PLC, 13.00%, 5/1/09                                           3,030          3,226,950
Ono Finance PLC, Sr. Notes, 14.00%, 7/15/10                    EUR        4,000          5,382,582
Ono Finance PLC, Sr. Notes, 14.00%, 2/15/11                               3,133          3,438,468
Ono Finance PLC, Sr.Notes, 14.00%, 2/15/11                     EUR        2,470          3,338,921
PTC International Finance II SA, 11.25%, 12/1/09                            625            671,875
PTC International Finance II SA, 11.25%, 12/1/09               EUR        1,125          1,503,182
Rural Cellular Corp., Sr. Notes, 8.25%, 3/15/12(5)                        3,175          3,262,313
SBA Telecommunications, Sr. Disc. Notes,
(0% until 2007), 0.00%, 12/19/11(5)                                       3,960          2,801,700
Telemig Celular SA/Amazonia Celular SA,
8.75%, 1/20/09(5)                                              $          2,600   $      2,528,500
TSI Telecommunication, Series B, 12.75%, 2/1/09                           1,200          1,320,000
US Unwired, Inc., Sr. Sub. Disc. Notes, Series B,
(0% until 2004), 0.00%, 11/1/09                                           2,410          2,265,400
Western Wireless Corp., Sr. Notes, 9.25%, 7/15/13                        10,915         11,269,738
--------------------------------------------------------------------------------------------------
                                                                                  $    125,680,852
--------------------------------------------------------------------------------------------------

WIRELESS COMMUNICATIONS -- 0.1%

Alamosa Delaware, Inc., Sr. Notes,
8.50%, 1/31/12(5)                                              $          2,505   $      2,392,275
--------------------------------------------------------------------------------------------------
                                                                                  $      2,392,275
--------------------------------------------------------------------------------------------------

WIRELINE COMMUNICATION SERVICES -- 2.8%

Qwest Capital Funding, 7.00%, 8/3/09                           $          1,275   $      1,125,188
Qwest Capital Funding, 7.75%, 8/15/06                                     6,785          6,852,850
Qwest Capital Funding, 7.75%, 2/15/31                                    12,210         10,073,250
Qwest Capital Funding, 7.90%, 8/15/10                                     7,845          7,099,725
Qwest Services Corp., 13.50%, 12/15/10(5)                                17,447         20,369,373
U.S. West Communications, Debs., 7.20%, 11/10/26                            670            619,750
--------------------------------------------------------------------------------------------------
                                                                                  $     46,140,136
--------------------------------------------------------------------------------------------------

TOTAL CORPORATE BONDS & NOTES
   (IDENTIFIED COST $1,386,138,143)                                               $  1,472,061,696
--------------------------------------------------------------------------------------------------

CONVERTIBLE BONDS -- 0.7%

                                                               PRINCIPAL
                                                               AMOUNT
SECURITY                                                       (000'S OMITTED)    VALUE
--------------------------------------------------------------------------------------------------
Charter Communications, Inc., 5.75%, 10/15/05                  $          2,400   $      2,340,000
Sinclair Broadcast Group, Inc., 4.875%, 7/15/18                           1,840          1,881,400
Kerzner International Ltd., 2.375%, 4/15/24(4)(5)                         3,595          3,646,678
Wynn Resorts, 6.00%, 7/15/15(5)                                           2,350          4,162,438
--------------------------------------------------------------------------------------------------

TOTAL CONVERTIBLE BONDS
   (IDENTIFIED COST, $10,206,519)                                                 $     12,030,516
--------------------------------------------------------------------------------------------------

                        See notes to financial statements

COMMON STOCKS AND WARRANTS -- 1.4%

                                                               PRINCIPAL
                                                               AMOUNT
SECURITY                                                       (000'S OMITTED)    VALUE
--------------------------------------------------------------------------------------------------
BROADCASTING AND CABLE -- 0.1%

Sinclair Broadcast Group, Inc., Class A, Common(6)             $        150,000   $      1,875,000
--------------------------------------------------------------------------------------------------
                                                                                  $      1,875,000
--------------------------------------------------------------------------------------------------

BUSINESS SERVICES - MISCELLANEOUS -- 0.1%

R.H. Donelley Corp., Common(6)                                 $         40,000   $      1,868,000
--------------------------------------------------------------------------------------------------
                                                                                  $      1,868,000
--------------------------------------------------------------------------------------------------

CHEMICALS -- 0.0%

Pioneer Companies, Inc., Common(4)(6)                          $         64,758   $        352,931
Sterling Chemicals, Inc., Common                                            511             13,286
--------------------------------------------------------------------------------------------------
                                                                                  $        366,217
--------------------------------------------------------------------------------------------------

COMPUTER SERVICES -- 0.2%

DigitalNet Holdings, Inc., Common(6)                           $        137,600   $      2,807,040
--------------------------------------------------------------------------------------------------
                                                                                  $      2,807,040
--------------------------------------------------------------------------------------------------

LODGING AND GAMING -- 0.1%

Kerzner International Ltd., Common                             $         50,000   $      2,217,500
Peninsula Gaming LLC, Convertible Preferred
Membership Interests(4)(6)(7)                                             6,338             38,027
--------------------------------------------------------------------------------------------------
                                                                                  $      2,255,527
--------------------------------------------------------------------------------------------------

PRINTING AND BUSINESS PRODUCTS -- 0.0%

Merrill Corp., Warrants, Class A, Exp. 1/1/10(4)(6)            $          3,182   $              0
--------------------------------------------------------------------------------------------------
                                                                                  $              0
--------------------------------------------------------------------------------------------------

RESTAURANTS -- 0.0%

New World Coffee, Warrants, Exp. 6/15/06(4)(6)(7)              $            386   $              4
New World Coffee, Warrants, Exp. 6/20/06(4)(6)(7)                           459                  5
--------------------------------------------------------------------------------------------------
                                                                                  $              9
--------------------------------------------------------------------------------------------------

SEMICONDUCTORS -- 0.0%

Asat Finance, Warrants, Exp. 11/1/06(4)(6)                     $          3,900   $         84,162
--------------------------------------------------------------------------------------------------
                                                                                  $         84,162
--------------------------------------------------------------------------------------------------

SERVICES -- 0.0%

HF Holdings, Inc., Warrants, Exp. 9/27/09(4)(6)                $          3,400   $              0
--------------------------------------------------------------------------------------------------
                                                                                  $              0
--------------------------------------------------------------------------------------------------

TRANSPORTATION -- 0.0%

Quality Distribution, Inc., Warrants, Exp.1/15/07(4)(6)        $            817   $         15,654
VS Holdings, Inc., Common(4)(6)(7)                                      206,125            103,062
--------------------------------------------------------------------------------------------------
                                                                                  $        118,716
--------------------------------------------------------------------------------------------------

WIRELESS COMMUNICATION SERVICES -- 0.9%

American Tower Corp., Warrants, Exp. 8/1/08(6)                 $          4,825   $        687,562
Crown Castle International Corp., Common(6)                              11,129            140,559
NII Holdings, Inc., Class B(6)                                           52,056          1,823,522
NTL, Inc., Common(6)                                                    186,847         11,108,054
Ono Finance PLC, Warrants, Exp. 3/16/11(4)(6)                             2,520                  0
Ono Finance PLC, Warrants, Exp. 5/31/09(4)(6)                             3,440                  0
Ono Finance PLC, Warrants, Exp. 5/31/09(4)(6)                             1,200                  0
--------------------------------------------------------------------------------------------------
                                                                                  $     13,759,697
--------------------------------------------------------------------------------------------------

WIRELINE COMMUNICATION SERVICES -- 0.0%

Primus Telecommunications Group, Warrants,
Exp. 8/1/04(4)(6)                                              $          1,150   $              0
--------------------------------------------------------------------------------------------------
                                                                                  $              0
--------------------------------------------------------------------------------------------------

TOTAL COMMON STOCKS AND WARRANTS
   (IDENTIFIED COST $20,475,591)                                                  $     23,134,368
--------------------------------------------------------------------------------------------------

CONVERTIBLE PREFERRED STOCKS -- 0.9%

SECURITY                                                       SHARES             VALUE
--------------------------------------------------------------------------------------------------
ENTERTAINMENT -- 0.1%

Six Flags, Inc.                                                          69,495   $      1,678,304
--------------------------------------------------------------------------------------------------
                                                                                  $      1,678,304
--------------------------------------------------------------------------------------------------

NETWORKING PRODUCTS -- 0.1%

Lucent Technologies Capital Trust I                                         910   $      1,152,242
--------------------------------------------------------------------------------------------------
                                                                                  $      1,152,242
--------------------------------------------------------------------------------------------------

OIL AND GAS - EQUIPMENT AND SERVICES -- 0.3%

Chesapeake Energy Corp.                                                  13,925   $      1,540,453
Williams Cos., Inc.(5)                                                   51,125          3,272,000
--------------------------------------------------------------------------------------------------
                                                                                  $      4,812,453
--------------------------------------------------------------------------------------------------

                        See notes to financial statements

SECURITY                                                       SHARES             VALUE
--------------------------------------------------------------------------------------------------
WIRELESS COMMUNICATION SERVICES -- 0.4%

Crown Castle International Corp.                                        167,645   $      7,606,892
--------------------------------------------------------------------------------------------------
                                                                                  $      7,606,892
--------------------------------------------------------------------------------------------------

TOTAL CONVERTIBLE PREFERRED STOCKS
   (IDENTIFIED COST $13,445,077)                                                  $     15,249,891
--------------------------------------------------------------------------------------------------

PREFERRED STOCKS -- 1.1%

SECURITY                                                       SHARES             VALUE
--------------------------------------------------------------------------------------------------
BROADCASTING AND CABLE -- 0.8%

CSC Holdings, Inc., Series M, 11.125%                                   126,233   $     13,210,283
--------------------------------------------------------------------------------------------------
                                                                                  $     13,210,283
--------------------------------------------------------------------------------------------------

WIRELESS COMMUNICATION SERVICES 0.3%

Rural Cellular Corp., 12.25% (PIK)                                        5,177   $      3,830,980
--------------------------------------------------------------------------------------------------
                                                                                  $      3,830,980
--------------------------------------------------------------------------------------------------

TOTAL PREFERRED STOCKS
   (IDENTIFIED COST $17,222,498)                                                  $     17,041,263
--------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 3.3%

                                                               PRINCIPAL
                                                               AMOUNT
SECURITY                                                       (000'S OMITTED)    VALUE
--------------------------------------------------------------------------------------------------
Investors Bank and Trust Time Deposit,
1.06%, 4/1/04                                                  $         52,979   $     52,979,000
--------------------------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
   (AT AMORTIZED COST, $52,979,000)                                               $     52,979,000
--------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 98.5%
   (IDENTIFIED COST $1,520,209,171)                                               $  1,612,590,513
--------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES -- 1.5%                                            $     24,860,912
--------------------------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                                              $  1,637,451,425
--------------------------------------------------------------------------------------------------

EUR - Euro Dollar

(1) Senior floating-rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to four years.

(2) Interest rates are periodically predetermined by a reference to a base lending rate plus a premium. These base lending rates are generally (i) the prime rate offered by one or more major United States banks or (ii) the lending rate offered by one or moreEuropean banks such as the London Inter-Bank Offered Rate (LIBOR).

(3) Defaulted security.

(4) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(5) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(6) Non-income producing security.

(7) Restricted security.

                        See notes to financial statements

BOSTON INCOME PORTFOLIO as of March 31, 2004
FINANCIAL STATEMENTS (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

AS OF MARCH 31, 2004

ASSETS

Investments, at value
   (identified cost, $1,520,209,171)                                     $  1,612,590,513
Cash                                                                               13,428
Receivable for investments sold                                                25,350,739
Interest and dividends receivable                                              33,360,527
-----------------------------------------------------------------------------------------
TOTAL ASSETS                                                             $  1,671,315,207
-----------------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                                        $     33,682,549
Payable for open forward foreign currency contracts                               138,315
Accrued expenses                                                                   42,918
-----------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                        $     33,863,782
-----------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO                $  1,637,451,425
-----------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions and withdrawals                  $  1,545,207,845
Net unrealized appreciation (computed on the basis of identified cost)         92,243,580
-----------------------------------------------------------------------------------------
TOTAL                                                                    $  1,637,451,425
-----------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
MARCH 31, 2004

INVESTMENT INCOME

Interest                                                                 $     68,683,715
Dividends (net of foreign taxes, $4,365)                                        1,268,292
-----------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                  $     69,952,007
-----------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                                   $      4,824,695
Trustees' fees and expenses                                                        13,101
Custodian fee                                                                     192,609
Legal and accounting services                                                      31,613
Miscellaneous                                                                       3,903
-----------------------------------------------------------------------------------------
TOTAL EXPENSES                                                           $      5,065,921
-----------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                    $     64,886,086
-----------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (identified cost basis)                       $     13,552,342
   Foreign currency and forward foreign currency
   exchange contract transactions                                                 311,188
-----------------------------------------------------------------------------------------
NET REALIZED GAIN                                                        $     13,863,530
-----------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                                   $     54,941,119
   Foreign currency and forward foreign currency exchange contracts               (82,391)
-----------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                     $     54,858,728
-----------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                         $     68,722,258
-----------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                               $    133,608,344
-----------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

                                             SIX MONTHS ENDED
INCREASE (DECREASE)                          MARCH 31, 2004        YEAR ENDED
IN NET ASSETS                                (UNAUDITED)           SEPTEMBER 30, 2003
-------------------------------------------------------------------------------------
From operations --
   Net investment income                     $       64,886,086    $      101,071,832
   Net realized gain                                 13,863,530            19,687,824
   Net change in unrealized
      appreciation (depreciation)                    54,858,728           132,228,527
-------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS   $      133,608,344    $      252,988,183
-------------------------------------------------------------------------------------
Capital transactions --
   Contributions                             $      393,373,993    $      736,904,337
   Withdrawals                                     (257,517,601)         (418,618,018)
-------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                      $      135,856,392    $      318,286,319
-------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                   $      269,464,736    $      571,274,502
-------------------------------------------------------------------------------------

NET ASSETS

At beginning of period                       $    1,367,986,689    $      796,712,187
-------------------------------------------------------------------------------------
AT END OF PERIOD                             $    1,637,451,425    $    1,367,986,689
-------------------------------------------------------------------------------------

                        See notes to financial statements

SUPPLEMENTARY DATA

                                                        SIX MONTHS ENDED                  YEAR ENDED SEPTEMBER 30,
                                                        MARCH 31, 2004         -----------------------------------------------
                                                        (UNAUDITED)                2003            2002(1)          2001(2)
------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                         0.66%(3)            0.66%            0.68%            0.69%(3)
   Net investment income                                            8.40%(3)            9.51%            9.91%           10.38%(3)
Portfolio Turnover                                                    36%                116%              91%              16%
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(4)                                                     9.45%              26.96%            2.09%              --
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S OMITTED)               $      1,637,451       $   1,367,987    $     796,712    $     752,620
------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and changed its methodology for accreting market discount for certain securities. It also began amortizing premiums on fixed-income securities using the interest method of amortization. Prior to October 1, 2001, the Portfolio did not amortize market premiums on fixed-income securities. The effect of these changes for the year ended September 30, 2002 was to decrease the ratio of net investment income to average net assets from 10.12% to 9.91%.
(2) For the period from the start of business, July 23, 2001, to September 30, 2001.
(3)  Annualized.
(4) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

BOSTON INCOME PORTFOLIO as of March 31, 2004
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  SIGNIFICANT ACCOUNTING POLICIES

   Boston Income Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end investment company. The Portfolio, which was organized as a trust under the laws of the state of New York on March 13, 2001, seeks to achieve high current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At March 31, 2004, the Eaton Vance Income Fund of Boston held an approximate 99.9% interest in the Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATION -- Investments listed on securities exchanges are valued at closing sale prices. Investments listed on the NASDAQ National Market system are valued at the NASDAQ official closing price. Listed or unlisted investments for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Fixed income investments and senior floating-rate loan interests (other than short-term obligations), including listed investments and investments for which quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which there is no quotation or valuation are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

   B INCOME -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium and accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

   C INCOME TAXES -- The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue
   Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

   D FOREIGN CURRENCY TRANSLATION -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

   E FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed.

   F EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations. For the six months ended March 31, 2004, the Portfolio's custodian fee was reduced by $1,068 as a result of this arrangement.

   G USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   H INDEMNIFICATIONS -- Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

   I OTHER -- Investment transactions are accounted for on the date the investments are purchased or sold. Gains and losses on securities are determined on the basis of identified cost.

   J INTERIM FINANCIAL STATEMENTS -- The interim financial statements relating to March 31, 2004 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. BMR receives a monthly advisory fee in the amount of 5/96th of 1% (equal to 0.625% annually) of average daily net assets of the Portfolio. For the six months ended March 31, 2004, the advisory fee amounted to $4,824,695. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2004, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  INVESTMENT TRANSACTIONS

   The Portfolio invests primarily in debt securities. The ability of the issuers of the debt securities held by the Portfolio to meet their obligations may be affected by economic developments in a specific industry. Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $698,506,406 and $516,727,955, respectively, for the six months ended March 31, 2004.

4  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

   The cost and unrealized appreciation (depreciation) in value of the investments owned at March 31, 2004, as computed on a federal income tax basis, were as follows:

   AGGREGATE COST                                           $     1,524,441,413
   ----------------------------------------------------------------------------
   Gross unrealized appreciation                            $       112,109,387
   Gross unrealized depreciation                                    (23,960,287)
   ----------------------------------------------------------------------------

   NET UNREALIZED APPRECIATION                              $        88,149,100
   ----------------------------------------------------------------------------

5  FINANCIAL INSTRUMENTS

   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at March 31, 2004 is as follows:

   FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

   SALES

                                         IN EXCHANGE FOR      NET UNREALIZED
   SETTLEMENT DATE(s)     DELIVER       (IN U.S. DOLLARS)      DEPRECIATION
   -------------------------------------------------------------------------
   4/30/04                Euro Dollar
                          8,444,732     $      10,231,638     $     (138,314)
   -------------------------------------------------------------------------
                                        $      10,231,638     $     (138,314)
   -------------------------------------------------------------------------

6  LINE OF CREDIT

   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended March 31, 2004.

7  RESTRICTED SECURITIES

   At March 31, 2004, the Portfolio owned the following securities (representing less than 0.01% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                                 DATE OF
   DESCRIPTION                   ACQUISITION    SHARES/FACE        COST        FAIR VALUE
   ---------------------------------------------------------------------------------------
   COMMON STOCKS AND WARRANTS
   New World Coffee,
      Warrants, Exp. 6/15/06         5/13/03            386    $           0   $         4
   New World Coffee,
      Warrants, Exp. 6/20/06         1/06/03            459                0             5
   Peninsula Gaming LLC,
   Convertible Preferred
   Membership Interests              7/08/99          6,338                0        38,027
   VS Holdings, Inc., Common         3/28/02        206,125        2,554,000       103,062
   ---------------------------------------------------------------------------------------
                                                               $   2,554,000   $   141,098
   ---------------------------------------------------------------------------------------

INVESTMENT MANAGEMENT

BOSTON INCOME PORTFOLIO

               OFFICERS
               Michael W. Weilheimer
               President

               Thomas P. Huggins
               Vice President

               Barbara E. Campbell
               Treasurer

               Alan R. Dynner
               Secretary

               TRUSTEES
               James B. Hawkes

               Samuel Hayes, III

               William H. Park

               Ronald A. Pearlman

               Norton H. Reamer

               Lynn A. Stout

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)       Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)    Treasurer's Section 302 certification.
(a)(2)(ii)   President's Section 302 certification.
(b)          Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BOSTON INCOME PORTFOLIO


By:    /s/ Michael W. Weilheimer
       -----------------------------------
           Michael W. Weilheimer
           President


Date:    May 21, 2004
       --------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Barbara E. Campbell
       -----------------------------------
           Barbara E. Campbell
           -------------------
           Treasurer


Date:    May 21, 2004
       --------------


By:    /s/ Michael W. Weilheimer
       -----------------------------------
           Michael W. Weilheimer
           President


Date:    May 21, 2004
       --------------